Inventories, Net - Schedule of Inventories, Net (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Inventories, Net [Abstract]
Own-branded apparel products	$ 12,242,282	$ 1,572,891	$ 3,708,942
Less: inventory provision	(127,570)	(16,390)	(92,121)
Total	$ 12,114,712	$ 1,556,501	$ 3,616,821